Loss on Sale of Swedish Subsidiary - Schedule of consideration received (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Consideration:
Loss on disposal	$ 3,171,275	$ (23,442,219)
Boden Technologies AB [Member]
Consideration:
Cash		10
Receivable		1,821,454
Net Assets		1,821,464
Less: Net assets derecognized		(25,263,683)
Loss on disposal		$ (23,442,219)